CAPITAL STOCK (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Capital Stock
Summary of warrants activity

Common shares Equivalent
Balance, January 1, 2017	-
Issued in year ended December 31, 2017	534,000

Balance, December 31, 2017	534,000
Issued in year ended December 31, 2018	2,361,198

Balance, December 31, 2018	2,895,198
Issued in the three months ended March 31, 2019	620,000

Balance, March 31, 2019
3,515,198
Exercise of warrants in connection with Warrant
Exercise Agreements dated May 8, 2019	(960,000

Issuance of New Warrants in connection with
Warrant Exercise Agreements dated May 8, 2019	1,920,000

Balance, June 30, 2019	4,475,198

Common shares Equivalent
Balance, January 1, 2017	-
Issued in year ended December 31, 2017	534,000
Balance, December 31, 2017	534,000
Issued in year ended December 31, 2018	2,361,198
Balance, December 31, 2018	2,895,198

Issued and outstanding warrants

Year Granted	Number Common Shares Equivalent	Exercise Price Per Share	Consist of Expiration Date
2017	54,000	$2.50	June 22, 2022 to June 30, 2022
2018	400,000	$0.625	March 28, 2021
2018	30,000	$2.50	May 21, 2023
2018	831,198	$1.25	September 20, 2023
2018	620,000	$1.25	September 20, 2023
2019	620,000	$1.25	February 7, 2024
2019	1,920,000	$2.25	May 8,2024

Total	4,475,198

Year Granted	Number Common Shares Equivalent	Exercise Price Per Share	Consist of Expiration Date
2017	54,000	$2.50	June 22, 2022 to June 30, 2022
2017	480,000	$2.50	September 2022 to November 2022
2018	400,000	$0.625	March 28, 2021
2018	30,000	$2.50	May 21, 2023
2018	480,000	$2.50	May 21, 2023
2018	831,198	$2.50	October 4, 2023
2018	620,000	$2.50	October 4, 2023

Total	2,895,198